Supplement Dated August 16, 2010
To the Product Prospectuses for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account M

Lincoln VULONE 2007	Lincoln VULDB-IV
Lincoln AssetEdge® VUL	Lincoln VULDB-II
Lincoln VULONE 2005	Lincoln VULCV-II/Flex Elite Series
Lincoln VULONE	Lincoln VULCV-III
Lincoln VULCV-IV	Lincoln VULDB Elite Series
Momentum VULONE 2007	Momentum VULONE 2005
Momentum VULONE

Lincoln Life Flexible Premium Variable Life Account R

Lincoln SVULONE 2007	Lincoln SVUL-IV
Lincoln PreservationEdgeSM SVUL	Lincoln SVUL-III Elite Series
Lincoln SVULONE	Lincoln SVUL-II Elite Series
Momentum SVULONE 2007	Momentum SVULONE

Lincoln Life Flexible Premium Variable Life Account S

Lincoln Corporate Commitment VUL	Lincoln CVUL Series III Elite
Lincoln Corporate Variable 5	Lincoln Corporate Variable 4

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Lincoln VULONE 2007	Lincoln VULDB-IV
Lincoln AssetEdge® VUL	Lincoln VULDB-II
Lincoln VULONE 2005	Lincoln VULCV-II/Flex Elite Series
Lincoln VULONE	Lincoln VULCV-III
Lincoln VULCV-IV	Lincoln VULDB Elite Series
Momentum VULONE	Momentum VULONE 2005

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Lincoln SVULONE 2007	Lincoln SVUL-IV
Lincoln PreservationEdgeSM SVUL	Lincoln SVUL-III Elite Series
Lincoln SVULONE	Lincoln SVUL-II Elite Series
Momentum SVULONE

LLANY Separate Account S for Flexible Premium Variable Life Insurance

Lincoln Corporate Commitment VUL	Lincoln CVUL Series III Elite
Lincoln Corporate Variable 5	Lincoln Corporate Variable 4

SUPP-10.49

The information in this supplement updates and amends certain information contained in the last product prospectus you received.  Keep this supplement with your prospectus for reference.

Lincoln Life has created and made available to you new Sub-Accounts which purchase shares of the funds listed below.  Those funds are referred to as "underlying funds".  Please refer to the prospectus for each underlying fund, included with this supplement, for comprehensive information.  The following information is added to the "Funds" section of your product prospectus:

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.

LVIP SSgA Conservative Index Allocation Fund: Current income with growth of capital.

This fund will be available on or about August 16, 2010. Consult your financial adviser.

LVIP SSgA Conservative Structured Allocation Fund: Current income with growth of capital.

This fund will be available on or about August 16, 2010. Consult your financial adviser.

LVIP SSgA Moderate Index Allocation Fund: Current income with growth of capital.

This fund will be available on or about August 16, 2010. Consult your financial adviser.

LVIP SSgA Moderate Structured Allocation Fund: Current income with growth of capital.

This fund will be available on or about August 16, 2010. Consult your financial adviser.

LVIP SSgA Moderately Aggressive Index Allocation Fund: Current income with growth of capital.

This fund will be available on or about August 16, 2010. Consult your financial adviser.

LVIP SSgA Moderately Aggressive Structured Allocation Fund: Current income with growth of capital.

This fund will be available on or about August 16, 2010. Consult your financial adviser.

Lincoln Life has also changed the name of the Sub-Account listed below.  Please refer to the prospectus for the underlying fund, included with this supplement, for comprehensive information. The following information amends the "Funds" section of your product prospectus:

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.

LVIP SSgA Global Tactical Allocation Fund: Long-term growth of capital.

(Subadvised by SSgA Funds Management, Inc.)

(formerly LVIP Wilshire Aggressive Profile Fund)

SUPP-10.49